Intangible Assets (Schedule of Finite-Lived Intangible Assets by Major Class) (Details) (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2012
Finite-Lived Intangible Assets
Net finite-lived intangible assets, beginning of period	$ 770		$ 712
Amortization	(29)	(29)
Net finite-lived intangible assets, end of period		741	712
Finite-Lived Intangible Assets, Future Amortization
Future annual amortization of finite intangible assets		29
Customer Relations
Finite-Lived Intangible Assets
Net finite-lived intangible assets, beginning of period	707		655
Amortization	(26)	(26)
Net finite-lived intangible assets, end of period		681	655
Finite-Lived Intangible Assets, Future Amortization
Average remaining amortization periods, years		25 years 0 months 0 days
Trade Names
Finite-Lived Intangible Assets
Net finite-lived intangible assets, beginning of period	63		57
Amortization	(3)	(3)
Net finite-lived intangible assets, end of period		$ 60	$ 57
Finite-Lived Intangible Assets, Future Amortization
Average remaining amortization periods, years		17 years 0 months 0 days